Summary of Significant Accounting Policies - Basic and diluted net income (loss) per ordinary share (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Numerator:
Allocation of net income (loss)	$ (57,051)	$ 2,521,274	$ 5,731,334	$ 8,589,153
Denominator:
Weighted average shares outstanding, basic	8,674,283	20,000,000	9,879,518	20,000,000
Weighted average shares outstanding, diluted	8,674,283	20,000,000	9,879,518	20,000,000
Basic net income (loss) per share	$ (0.01)	$ 0.13	$ 0.58	$ 0.43
Diluted net income (loss) per share	$ (0.01)	$ 0.13	$ 0.58	$ 0.43
Class B Ordinary shares
Numerator:
Allocation of net income (loss)	$ (549,351)	$ 625,233	$ 2,897,424	$ 1,417,092
Denominator:
Weighted average shares outstanding, basic	5,000,000	5,000,000	5,000,000	5,000,000
Weighted average shares outstanding, diluted	5,000,000	5,000,000	5,000,000	5,000,000
Basic net income (loss) per share	$ (0.11)	$ 0.13	$ 0.58	$ 0.28
Diluted net income (loss) per share	$ (0.11)	$ 0.13	$ 0.58	$ 0.28